INVESTMENTS IN COMPANIES AND ASSOCIATES (Schedule of Equity Method Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Accumulated net income	$ (2,079)	$ (2,321)	$ (2,765)
Two Penn Center Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	4,025	4,025
Distributions	(1,794)	(1,485)
Accumulated net income	1,110	710
Total investment	3,341	3,250
300 South Riverside Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	13,142	13,142
Accumulated net income	(11,214)	(8,735)
Total investment	$ 1,928	$ 4,407